Income taxes - Components of Deferred Tax Items (Detail) - Predecessor - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating losses	$ 18,157	$ 14,300
Equipment and improvements		1,124
Intangibles	1,958	20,649
Accrued expenses and other temporary differences	4,134	2,216
Deferred tax asset, gross	24,249	38,289
Valuation allowance	(15,934)	(11,534)
Deferred tax asset	8,315	26,755
Deferred tax liabilities:
Intangibles		(11,087)
Accrued tax on unremitted earnings	(5,992)
Equipment and improvements	(4,277)
Other temporary differences		(5,989)
Deferred tax liability	(10,269)	(17,076)
Deferred tax asset, Net		$ 9,679
Deferred tax liability, Net	$ (1,954)